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USCF Sustainable Commodity Strategy Fund
FUND SUMMARY — USCF Sustainable Commodity Strategy Fund
Investment Objective
The USCF Sustainable Commodity Strategy Fund (the “Fund”) seeks total return.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	USCF Sustainable Commodity Strategy Fund USCF Sustainable Commodity Strategy Fund
Management Fees	0.79%	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.19%	[3]
Total Annual Fund Operating Expenses	0.98%
Fee Waiver	(0.39%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver	0.59%
[1]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all direct expenses of the Fund, including the costs of investing in the Subsidiary (as defined below), except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
[4]	The Adviser has contractually agreed to permanently waive any management fees received in connection with the Fund’s investment in any affiliated fund. The agreement may be amended or terminated only by agreement of the Board and the Adviser, and will terminate automatically if the advisory agreement between the Adviser and the Fund is terminated. Amounts waived are not subject to recoupment by the Adviser. The amount of this waiver is based on estimations for the Fund’s current fiscal year.
[5]	The Adviser has contractually agreed, through August 1, 2024 to waive 0.20% of its management fee. The agreement may be amended or terminated prior to August 1, 2024 only by agreement of the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”) and the Adviser, and will terminate automatically if the advisory agreement between the Adviser and the Fund is terminated. After August 1, 2024, the Adviser, in its sole discretion may choose to renew or amend the agreement, subject to approval by the Board. Amounts waived are not subject to recoupment by the Adviser.

Example
The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same, except that it assumes the 0.20% fee waiver is only in place for the one-year period, and the affiliated fund fee waiver is in place for all periods. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
USCF Sustainable Commodity Strategy Fund | USCF Sustainable Commodity Strategy Fund | USD ($)	60	232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Principal Investment Strategies of the Fund

The Fund seeks to provide broad exposure to commodities across three different sustainability focused themes: agriculture, renewable energy and electrification. In order to provide such exposure, the Fund will invest primarily in derivatives instruments for which the underlying assets are commodities (“Commodities Derivatives”) and equity securities that are economically tied (as further described below) to particular commodities (“Commodities Equities,” together with Commodities Derivatives, “Commodities Investments”). The Fund’s exposure to each of the three sustainability themes will be approximately equally weighted.

Selection Methodology

The Adviser uses a proprietary multi-factor quantitative methodology to select the Commodities Investments. The propriety methodology first considers the universe of commodities across each theme: agricultural commodities, renewable energy sources, and electrification (as each is further described below). Then, for a given theme, the methodology considers factors such as: the primary use of a specific commodity, the secondary and potential other uses of such commodity, and each commodity’s environmental impact. The methodology attempts to provide exposure to commodities in amounts that generally correspond to each commodity’s relative demand in connection with one of the sustainable themes described above. This means that the Fund will invest more heavily in those commodities that have a higher percentage of their total demand derived from sustainable uses.

Because Commodities Derivatives have the highest correlation to the prices of their underlying commodities, the methodology selects Commodities Derivatives when suitable derivatives are available. Suitable derivatives include exchange-traded and over-the-counter futures and swaps contracts on commodities. If these contracts are traded on an exchange, liquidity relative to the Fund’s size and trading needs are also considered in determining if a Commodities Derivative is suitable. Futures traded on U.S. or international exchanges with sufficient liquidity are prioritized. Swaps are used for any commodity that does not have a futures contract with sufficient liquidity. The Fund may also use options and forwards to supplement its futures and swaps positions or if adequate futures and swaps are not available.

To the extent suitable Commodities Derivatives are not available to provide exposure to a commodity to which the Adviser desires to gain exposure, the Adviser’s methodology selects equities issued by companies that are economically tied to such commodity. The Adviser considers a company to be “economically tied” to a particular commodity if it generates at least 50% of its revenues from the production, extraction, use, distribution or other activities related to the commodity, or has projects that have the potential for the company to generate at least 50% of its revenues from these activities when developed. The Adviser will use publicly available information distributed by the company or reputable industry publications in order to determine if a particular company meets the 50% revenue (or potential revenue) threshold. Once a company is selected for inclusion in the Fund by meeting the above criteria, it must continue to generate at least 25% of its revenues from activities related to the commodity or have projects with the potential for the company to generate at least 25% of its revenues from these activities when developed, in order to remain in the Fund. The Fund may not have exposure to every commodity used in agriculture, renewable energy, and electrification because there may not be a suitable derivative or equity security tied to each commodity across those themes. The Adviser’s propriety methodology will also exclude commodities that have only a de minimis connection to agriculture, renewable energy, or electrification. The Adviser will assess each Commodities Investment’s inclusion in the methodology on an annual basis.

Agriculture

The Adviser believes that the global push to reduce greenhouse gas emissions coupled with global population growth will increase the demand for agricultural commodities that can be produced sustainably (i.e., provide the most amount of product by weight or calories/protein with the least amount of emissions and other adverse environmental impacts). For example, the amount of greenhouse gasses emitted to produce a certain amount (by weight or calories/protein) of beef, lamb, or shellfish is much higher than the amount emitted to produce the same amount (by weight or calories/protein) of grains, legumes or nuts.

Using the Adviser’s selection methodology, and specifically considering factors such as water usage, chemical and fertilizer usage, and the ratio of greenhouse gas emissions to weight or calories/protein produced, the Adviser seeks to provide exposure to agricultural commodities that it believes can be produced sustainably. As such, the Fund will primarily invest in Commodities Derivatives tied to grain crops and oilseeds (which include soybeans, hemp and various nuts and legumes), and to a lesser extent in cotton, sugar and coffee. Because of the broad availability of suitable derivatives tied to the agricultural theme, the agriculture portion of the Fund will consist primarily of Commodities Derivatives. To the extent the Adviser seeks to gain exposure to a particular agricultural commodity for which a suitable derivative is not available, the Adviser will invest in the equity securities of issuers that are economically tied to that commodity.

Renewable Energy

The Adviser believes that global demand for renewable energy will continue to increase as countries across the globe seek more sustainable ways to produce power and implement rules and regulations that encourage renewable energy production. The Adviser broadly defines renewable energy as energy from a renewable source (i.e., not depleted when used), such as wind, solar, water, and biomass (i.e., organic material derived from plants and animals).

While certain renewable energy sources are unable to be commoditized (such as the wind or the sun), governments and organizations across the globe have created programs that commoditize the use of renewable energy sources through renewable energy certificate programs. For example, under the U.S. Environmental Protection Agency Renewable Fuel Standard program, refiners and importers of gasoline or diesel fuel can generate renewable identification numbers (“RINs”) when they produce a gallon of renewable fuel (such as ethanol, which is made from biomass). Similar to RINs, various regional organizations in the United States (such as the New England Power Pool Generation Information System) issue and track renewable energy certificates (“RECs”), which are generated when one megawatt-hour of electricity is produced from a renewable source. The Fund may also invest in carbon credits tied to the California Low Carbon Fuel Standard (“LCFS Credits”). RINs, RECs and LCFS Credits can be used by fuel and electricity producers and generators to certify compliance with certain regulatory requirements related to renewable energy production, but they can also be traded on secondary markets.

Because there may not be broad availability of suitable derivatives tied to the renewable energy sources that the Fund seeks exposure to, the renewable energy portion of the Fund will consist of a mix of Commodities Derivatives and Commodities Equities, as determined by the selection methodology described above. Commodities Derivatives will consist of renewable commodity futures (such as ethanol futures and biomass futures, to the extent suitable options are or become available). Commodities Derivatives will also include RIN futures, REC futures and LCFS Credit futures. Commodities Equities will be equity securities of issuers that are economically tied to a particular renewable energy source.

Electrification

“Electrification” refers to the process of replacing technologies that use fossil fuels with technologies that use electricity as a source of energy. The Adviser believes that the global desire to reduce fossil fuel consumption will continue to increase the rate of electrification. The process of electrification is heavily reliant on the production and development of batteries that contain certain industrial metals, precious metals, and rare earth metals (“Metals”). The Fund’s metals investments will initially include metals such as aluminum, cobalt, copper, graphite, iron ore, lithium, nickel, silver, zinc and other metals currently used in electrification. Specific metals may be added or removed as eligible metals when changes occur in the evolution of battery and electrification technology, and when exposure to these metals can be obtained. Because of the broad availability of suitable derivatives tied to the electrification theme, the Adviser will primarily invest in Commodities Derivatives tied to Metals as determined by the selection methodology described above. To the extent the Adviser seeks to gain exposure to a particular Metal for which a suitable derivative is not available, the Adviser will invest in the equity securities of issuers that are economically tied to a particular Metal.

While the Fund is small, the Fund may pursue its electrification theme indirectly by investing in shares of the USCF Sustainable Battery Metals Strategy Fund. The Adviser will waive any advisory fees received as a result of an investment in an affiliated fund.

Collateral Requirements

The portion of the Fund’s assets that are not invested in Commodities Investments or Carbon Offset Investments (as defined below), will be primarily invested, directly or indirectly through the Subsidiary (as defined below), in cash, cash equivalents, money market funds, or short maturity fixed-income investments or a combination thereof. The primary purpose of such investments will be to meet collateral requirements associated with the Fund’s Commodities Derivatives.

Sustainable Strategy

The Fund understands that the production of certain agricultural products and the extraction, production and distribution of Metals required for Electrification are carbon-intensive processes. As such, an important component of the Fund’s sustainable strategy involves purchasing carbon offset investments (“Carbon Offset Investments”) in an amount equal to the estimated aggregate carbon emissions of the Fund’s holdings. By purchasing Carbon Offset Investments, the Fund seeks to mitigate the carbon-intensive nature of certain of the Fund’s Commodities Investments.

After all the Commodities Investments have been selected, the Adviser estimates the carbon emissions associated with each Commodities Investment. The Adviser relies on data published by governmental or multi-national organizations, scientific studies, investment bank/financial service companies, and internationally recognized environmental, social, and governance (“ESG”) research firms to make such estimates. The Adviser then calculates the aggregate carbon emissions from all Commodities Investments in the portfolio and the Fund purchases Carbon Offset Investments in the form of carbon credit futures contracts in an amount equal to the net emissions. Carbon emissions estimates will be updated annually.

Additional Investment Criteria

The Fund’s investments are not restricted in terms of geography. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in instruments denominated in both U.S. dollars and foreign currencies. There is no limit to the percentage of the Fund’s equity investments that may be invested in emerging markets investments. In fact, to the extent the Fund invests in Commodities Equities related to the Fund’s electrification theme, a material portion of those investments will be issued by Chinese companies because globally, the majority of companies that derive their revenues from Metals are Chinese companies. The Fund will invest in Commodities Equities with a minimum capitalization of $100 million at the time of initial investment. Because many of the companies that are “economically tied” to Commodities used in agriculture, renewable energy, and electrification are smaller companies, it is expected that the Fund will invest in companies that would generally be classified as small- or mid-cap based on how such terms are defined by widely used indices. The Fund is “non-diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Subsidiary

Although the Fund may invest in Commodities Derivatives directly, the Fund invests in Commodities Derivatives primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 7 (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Commodities Risk. Exposure to the commodities markets through investments in Commodities Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodities Derivatives, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodities Derivatives.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, the Fund is not permitted to take delivery of the underlying commodity, so as the futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Asset Class Risk. Commodities Investments and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

Equity Securities Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Small and Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Agriculture Companies Risk. Investments in the agricultural sector may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural products, affecting the price of such commodities and the performance of the Fund.

Renewable Energy Companies Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of renewable energy companies have been significantly more volatile than shares of companies operating in other more established industries and such securities may be subject to sharp price declines. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Metals and Mining Companies Risk. The Fund invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production and/or processing costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry. The mining, production, processing, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. For example, China, which produces approximately 80% of the world’s rare earth supplies, has ended its former export quota for rare earth metals following a World Trade Organization ruling. Future moves by China or other countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests. Moreover, while it is expected that China will consume a large percentage of the rare earth metals produced within the country to support its growing economy, China has shown a willingness to flood the market for rare earth metals, which could cause companies in other countries to shut down.

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including global pandemics, such as COVID-19. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

Emerging Markets Risk. The Fund may invest directly or indirectly in companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

China Risk. The Adviser anticipates that a material percentage of the Fund’s equity investment will be in the securities of Chinese issuers. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Therefore, in addition to the risks associated with investments in non-U.S. securities generally, the Fund is subject to certain risks associated specifically with investments in securities of Chinese issuers, including those issuers with securities listed on the Hong Kong Stock Exchange. These risks include, among others: (i) lack of high-quality, reliable disclosure and financial reporting by Chinese issuers, (ii) lack of access to information and regulatory oversight, (iii) frequent trading suspensions and government interventions with respect to Chinese issuers resulting in lack of liquidity and in price volatility, (iv) currency fluctuations, (v) intervention by the Chinese government in the Chinese securities markets, (vi) the risk of nationalization or expropriation of assets, (vii) the risk that the Chinese government may decide not to continue to support economic reform programs, (viii) limitations on the use of brokers, (ix) higher rates of inflation, (x) greater political, economic and social uncertainty, (xi) market volatility caused by any potential regional or territorial conflicts or natural disasters and (xii) increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations.

Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government has never formally accepted the VIE structure. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

Stock Connect Investing Risk. The Fund may invest in China A-shares through Stock Connect. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation (“CSDCC”). The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. Chinese law did not historically recognize the concept of beneficial ownership; while Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.

A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both mainland China and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the Chinese corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to Chinese corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Additionally, uncertainties in permanent Chinese tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.

The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and mainland China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Global Currency Exchange Rate Risk. The price of any non-U.S. investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the investment is profitable. The Fund does not intend to hedge against currency risk.

Carbon Market Risk. The Fund may invest in carbon offset credit derivatives (such as futures) and other carbon-related derivatives, the values of which are linked to emissions allowances related to so-called “cap and trade” programs established by governments and regulators. These programs could be discontinued or the demand for carbon credits could decline, adversely affecting the value of the Fund. The price of carbon offset credits is subject to national and global political events, such as governmental regulation and intervention.

Sustainable Strategy Risk. The ability of the Fund to achieve its strategy of mitigating the carbon-intensive nature of the Fund’s Commodities Investments will be subject to the Adviser’s assessment of the carbon emissions of the Fund’s Commodities Investments, which is not reviewed by any third party. Although the Adviser only intends to reevaluate the emissions estimates of its investments on an annual basis, the emissions profile of a Commodities Investment may change more frequently. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Furthermore, the Adviser’s methodology for measuring carbon emissions of an investment may differ from an investor’s assessment due to a variety of reasons, including, but not limited to, use of different carbon emission data sources. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund invests in Carbon Offset Investments based on the Adviser’s assessment of the level of emissions associated with the Fund’s portfolio, and not based on performance. As such, the Adviser may purchase or sell a Carbon Offset Investment, even if such transaction will adversely impact the performance of the Fund.

Rare Earth Metal Companies Risk. Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials, which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, processing, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro- capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking total return over the long term. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objectives as well as the shareholder’s other investments when considering an investment in the Fund.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or other requirements.

Commodities Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investment in the Subsidiary and in Commodities Investments as necessary to maintain its qualifications as a RIC.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cash Transaction Risk. Creation and redemption transactions may settle through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Ukraine War Risk. On February 24, 2022, Russia launched a large-scale invasion of Ukraine. This invasion and sanctions brought by the United States and other countries against Russia have caused disruptions in many business sectors and have resulted in significant market disruptions, including increased volatility in certain commodity prices.

Fund Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided in this section once the Fund has annual returns for a full calendar year. Current performance information is available at www.uscfinvestments.com.

Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results. The Fund may perform better or worse in the future.

USCF Sustainable Commodity Strategy Fund | Commodities Risk [Member]

Commodities Risk. Exposure to the commodities markets through investments in Commodities Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

USCF Sustainable Commodity Strategy Fund | Derivatives Risk [Member]

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodities Derivatives, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodities Derivatives.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, the Fund is not permitted to take delivery of the underlying commodity, so as the futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Sustainable Commodity Strategy Fund | Futures Risk [Member]

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, the Fund is not permitted to take delivery of the underlying commodity, so as the futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

USCF Sustainable Commodity Strategy Fund | Options Risk [Member]

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

USCF Sustainable Commodity Strategy Fund | Swaps Risk [Member]

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Sustainable Commodity Strategy Fund | Asset Class Risk [Member]

Asset Class Risk. Commodities Investments and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

USCF Sustainable Commodity Strategy Fund | Equity Securities Risk [Member]

Equity Securities Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

USCF Sustainable Commodity Strategy Fund | Common Stock Risk [Member]

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

USCF Sustainable Commodity Strategy Fund | Small And Mid Capitalization Risk [Member]

Small and Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

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USCF Sustainable Commodity Strategy Fund | Agriculture Companies Risk [Member]

Agriculture Companies Risk. Investments in the agricultural sector may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural products, affecting the price of such commodities and the performance of the Fund.

USCF Sustainable Commodity Strategy Fund | Renewable Energy Companies Risk [Member]

Renewable Energy Companies Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of renewable energy companies have been significantly more volatile than shares of companies operating in other more established industries and such securities may be subject to sharp price declines. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

USCF Sustainable Commodity Strategy Fund | Metals And Mining Companies Risk [Member]

Metals and Mining Companies Risk. The Fund invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production and/or processing costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry. The mining, production, processing, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. For example, China, which produces approximately 80% of the world’s rare earth supplies, has ended its former export quota for rare earth metals following a World Trade Organization ruling. Future moves by China or other countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests. Moreover, while it is expected that China will consume a large percentage of the rare earth metals produced within the country to support its growing economy, China has shown a willingness to flood the market for rare earth metals, which could cause companies in other countries to shut down.

USCF Sustainable Commodity Strategy Fund | Market Risk [Member]

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including global pandemics, such as COVID-19. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

USCF Sustainable Commodity Strategy Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

USCF Sustainable Commodity Strategy Fund | Foreign Securities Risk [Member]

Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value

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of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

USCF Sustainable Commodity Strategy Fund | Emerging Markets Risk [Member]

Emerging Markets Risk. The Fund may invest directly or indirectly in companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

USCF Sustainable Commodity Strategy Fund | China Risk [Member]

China Risk. The Adviser anticipates that a material percentage of the Fund’s equity investment will be in the securities of Chinese issuers. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Therefore, in addition to the risks associated with investments in non-U.S. securities generally, the Fund is subject to certain risks associated specifically with investments in securities of Chinese issuers, including those issuers with securities listed on the Hong Kong Stock Exchange. These risks include, among others: (i) lack of high-quality, reliable disclosure and financial reporting by Chinese issuers, (ii) lack of access to information and regulatory oversight, (iii) frequent trading suspensions and government interventions with respect to Chinese issuers resulting in lack of liquidity and in price volatility, (iv) currency fluctuations, (v) intervention by the Chinese government in the Chinese securities markets, (vi) the risk of nationalization or expropriation of assets, (vii) the risk that the Chinese government may decide not to continue to support economic reform programs, (viii) limitations on the use of brokers, (ix) higher rates of inflation, (x) greater political, economic and social uncertainty, (xi) market volatility caused by any potential regional or territorial conflicts or natural disasters and (xii) increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations.

Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government has never formally accepted the VIE structure. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

USCF Sustainable Commodity Strategy Fund | Stock Connect Investing Risk [Member]

Stock Connect Investing Risk. The Fund may invest in China A-shares through Stock Connect. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation (“CSDCC”). The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. Chinese law did not historically recognize the concept of beneficial ownership; while Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.

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A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both mainland China and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the Chinese corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to Chinese corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Additionally, uncertainties in permanent Chinese tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.

The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and mainland China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

USCF Sustainable Commodity Strategy Fund | Global Currency Exchange Rate Risk [Member]

Global Currency Exchange Rate Risk. The price of any non-U.S. investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the investment is profitable. The Fund does not intend to hedge against currency risk.

USCF Sustainable Commodity Strategy Fund | Carbon Market Risk [Member]

Carbon Market Risk. The Fund may invest in carbon offset credit derivatives (such as futures) and other carbon-related derivatives, the values of which are linked to emissions allowances related to so-called “cap and trade” programs established by governments and regulators. These programs could be discontinued or the demand for carbon credits could decline, adversely affecting the value of the Fund. The price of carbon offset credits is subject to national and global political events, such as governmental regulation and intervention.

USCF Sustainable Commodity Strategy Fund | Sustainable Strategy Risk [Member]

Sustainable Strategy Risk. The ability of the Fund to achieve its strategy of mitigating the carbon-intensive nature of the Fund’s Commodities Investments will be subject to the Adviser’s assessment of the carbon emissions of the Fund’s Commodities Investments, which is not reviewed by any third party. Although the Adviser only intends to reevaluate the emissions estimates of its investments on an annual basis, the emissions profile of a Commodities Investment may change more frequently. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Furthermore, the Adviser’s methodology for measuring carbon emissions of an investment may differ from an investor’s assessment due to a variety of reasons, including, but not limited to, use of different carbon emission data sources. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund invests in Carbon Offset Investments based on the Adviser’s assessment of the level of emissions associated with the Fund’s portfolio, and not based on performance. As such, the Adviser may purchase or sell a Carbon Offset Investment, even if such transaction will adversely impact the performance of the Fund.

USCF Sustainable Commodity Strategy Fund | Rare Earth Metal Companies Risk [Member]

Rare Earth Metal Companies Risk. Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials, which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, processing, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro- capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

USCF Sustainable Commodity Strategy Fund | Liquidity Risk [Member]

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

USCF Sustainable Commodity Strategy Fund | Illiquid Investments Risk [Member]

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices.

USCF Sustainable Commodity Strategy Fund | Valuation Risk [Member]

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

USCF Sustainable Commodity Strategy Fund | Fluctuation Of N A V Risk [Member]

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

USCF Sustainable Commodity Strategy Fund | Repurchase Agreements Risk [Member]

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

USCF Sustainable Commodity Strategy Fund | Secondary Market Risk [Member]

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

USCF Sustainable Commodity Strategy Fund | Long Term Objective Not A Complete Investment Program [Member]

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking total return over the long term. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objectives as well as the shareholder’s other investments when considering an investment in the Fund.

USCF Sustainable Commodity Strategy Fund | Management Risk [Member]

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

USCF Sustainable Commodity Strategy Fund | Operational Risk [Member]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

USCF Sustainable Commodity Strategy Fund | Position Limits Risk [Member]

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

USCF Sustainable Commodity Strategy Fund | Intermediary And Counterparty Risk [Member]

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover,

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even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

USCF Sustainable Commodity Strategy Fund | Close Out Risk For Qualified Financial Contracts [Member]

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

USCF Sustainable Commodity Strategy Fund | Commodity Market Regulatory Risk [Member]

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

USCF Sustainable Commodity Strategy Fund | New Fund Risk [Member]

New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

USCF Sustainable Commodity Strategy Fund | Investing In Other Investment Companies Risk [Member]

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

USCF Sustainable Commodity Strategy Fund | Subsidiary Investment Risk [Member]

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

USCF Sustainable Commodity Strategy Fund | Cash Management Risk [Member]

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

USCF Sustainable Commodity Strategy Fund | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

USCF Sustainable Commodity Strategy Fund | Fixed Income Investment Risk [Member]

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

USCF Sustainable Commodity Strategy Fund | Treasuries Risk [Member]

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

USCF Sustainable Commodity Strategy Fund | Leverage Risk [Member]

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or other requirements.

USCF Sustainable Commodity Strategy Fund | Commodities Tax Risk [Member]

Commodities Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investment in the Subsidiary and in Commodities Investments as necessary to maintain its qualifications as a RIC.

USCF Sustainable Commodity Strategy Fund | Authorized Participants Risk [Member]

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

USCF Sustainable Commodity Strategy Fund | Cash Transaction Risk [Member]

Cash Transaction Risk. Creation and redemption transactions may settle through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

USCF Sustainable Commodity Strategy Fund | Ukraine War Risk [Member]

Ukraine War Risk. On February 24, 2022, Russia launched a large-scale invasion of Ukraine. This invasion and sanctions brought by the United States and other countries against Russia have caused disruptions in many business sectors and have resulted in significant market disruptions, including increased volatility in certain commodity prices.